Derivative Financial Liabilities (Details)	Sep. 29, 2022 $ / shares	Sep. 28, 2022 D ¥ / shares $ / shares shares	Sep. 28, 2022 $ / shares shares
Derivative Financial Liabilities
Warrants issued | shares		22,900,000	22,900,000
Warrants expiration term		5 years	5 years
Warrants exercise price | ¥ / shares		¥ 11.50
Number of shares called by each warrant | shares		1	1
Price per Ordinary Share equals or exceeds US$10.00 but less than US$18.00, | Minimum [Member]
Derivative Financial Liabilities
Warrants exercise price			$ 10.00
Price per Ordinary Share equals or exceeds US$10.00 but less than US$18.00, | Maximum [Member]
Derivative Financial Liabilities
Warrants exercise price			$ 18.00
Warrants redemption price		¥ 0.1
Public Warrants
Derivative Financial Liabilities
Warrants issued | shares		17,250,000	17,250,000
Warrants exercise price			$ 18.00
Public Warrants | Price per Ordinary Share equals or exceeds US$18.00
Derivative Financial Liabilities
Warrants redemption price		¥ 0.01
Private Warrants
Derivative Financial Liabilities
Warrants exercisable term days | D		30
Private Warrants | Price per Ordinary Share equals or exceeds US$18.00
Derivative Financial Liabilities
Warrants exercise price			$ 18.00
Warrants redemption price	$ 0.1
Private Warrants | Price per Ordinary Share equals or exceeds US$10.00 but less than US$18.00,
Derivative Financial Liabilities
Warrants exercise price	10.00
Warrants redemption price	$ 18.00
Sponsor Warrants
Derivative Financial Liabilities
Warrants issued | shares		4,450,000	4,450,000
PIPE Warrants
Derivative Financial Liabilities
Warrants issued | shares		1,200,000	1,200,000